SUPPLEMENT DATED MAY 21, 2015

TO THE PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 27, 2015

Arden Alternative Strategies II

Series of Arden Investment Series Trust

Capitalized terms used in this Supplement and not defined have the same meanings as set forth in the Prospectus and Statement of Additional Information.  Please retain this Supplement for future reference.

The “Annual Total Returns” section on page 10 of the Prospectus is hereby deleted in its entirety and replaced with the following:

A bar chart and past performance table are not included in this Prospectus because the Fund has not completed a full calendar year of operations. After completion of its first calendar year of operations, the Fund will present these items and compare its performance to the performance of an index (showing how the Fund’s average annual returns over various periods compare with those of its index). Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated information on the Fund’s performance results can be obtained by visiting www.ardenfunds.com.

The list of Sub-Advisers with their corresponding investment strategies included in the section titled “Fund Management – Sub-Advisers” on page 11 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Sub-Advisers. Below are the currently authorized Sub-Advisers with their corresponding investment strategy:

Investment Strategy	Sub-Adviser

Relative Value – Equity and	Achievement Asset Management LLC (formerly, PEAK6 Advisors LLC)
Tactical (Portfolio Hedging)
Relative Value – Equity	Algert Global LLC
Event Driven – Equity	Babson Capital Management LLC
Event Driven – Credit	Canyon – River Canyon Fund Management LLC
Equity Hedge	Chilton Investment Company, LLC
Relative Value – Credit	CQS (US), LLC
Global Macro	D. E. Shaw Investment Management, L.L.C.
Global Macro	Ellington Management Group, L.L.C.
Global Macro	Goldman Sachs Asset Management, L.P.
Equity Hedge	J.P. Morgan Investment Management Inc.

Relative Value – Credit	MatlinPatterson -- MPAM Credit Trading Partners L.P.
Equity Hedge	Otter Creek Advisors, LLC
Relative Value – Equity	PanAgora Asset Management, Inc.
Relative Value – Equity	Santa Fe Partners LLC
Relative Value – Equity	Whitebox Advisors LLC
Event Driven – Equity	York Registered Holdings, L.P.

The list of Sub-Advisers and their corresponding investment strategies included in the section titled “More Information about Investment Objective, Strategies and Related Risks – More Information about the Fund’s Principal Investment Strategies” on pages 18-20 of the Prospectus is hereby deleted in its entirety and replaced with the following:

Below are the currently authorized Sub-Advisers with their corresponding investment strategy:

Investment Strategy	Sub-Adviser

Relative Value – Equity and	Achievement Asset Management LLC (formerly, PEAK6 Advisors LLC)
Tactical (Portfolio Hedging)
Relative Value – Equity	Algert Global LLC
Event Driven – Equity	Babson Capital Management LLC
Event Driven – Credit	Canyon – River Canyon Fund Management LLC
Equity Hedge	Chilton Investment Company, LLC
Relative Value – Credit	CQS (US), LLC
Global Macro	D. E. Shaw Investment Management, L.L.C.
Global Macro	Ellington Management Group, L.L.C.
Global Macro	Goldman Sachs Asset Management, L.P.
Equity Hedge	J.P. Morgan Investment Management Inc.
Relative Value – Credit	MatlinPatterson -- MPAM Credit Trading Partners L.P.
Equity Hedge	Otter Creek Advisors, LLC
Relative Value – Equity	PanAgora Asset Management, Inc.
Relative Value – Equity	Santa Fe Partners LLC
Relative Value – Equity	Whitebox Advisors LLC
Event Driven – Equity	York Registered Holdings, L.P.

ACHIEVEMENT ASSET MANAGEMENT LLC

The Board has approved the retention of Achievement Asset Management LLC (formerly, PEAK6 Advisors LLC) as a sub-adviser to manage a portion of the Fund’s assets using Relative Value – Equity strategies and Tactical (portfolio hedging) strategies. Achievement Asset Management LLC is located at 141 W. Jackson Boulevard, Suite 500, Chicago, IL 60604.

ALGERT GLOBAL LLC

The Board has approved the retention of Algert Global LLC as a sub-adviser to manage a portion of the Fund’s assets using Relative Value – Equity strategies. Algert Global LLC is located at 555 California Street, Suite 3325, San Francisco, CA 94104.

BABSON CAPITAL MANAGEMENT LLC

The Board has approved the retention of Babson Capital Management LLC as a sub-adviser to manage a portion of the Fund’s assets using Event Driven – Equity strategies. Babson Capital Management LLC is located at 1500 Main Street, Springfield, MA 01115.

CANYON - RIVER CANYON FUND MANAGEMENT LLC

The Board has approved the retention of River Canyon Fund Management LLC as a sub-adviser to manage a portion of the Fund’s assets using Event Driven – Credit strategies. River Canyon Fund Management LLC is located at 2000 Avenue of the Stars, 11th Floor, Los Angeles, CA 90067.

CHILTON INVESTMENT COMPANY, LLC

The Board has approved the retention of Chilton Investment Company, LLC as a sub-adviser to manage a portion of the Fund’s assets using Equity Hedge strategies. Chilton Investment Company, LLC is located at 1290 East Main Street, Floor 1, Stamford, CT 06902.

CQS (US), LLC

The Board has approved the retention of CQS (US), LLC as a sub-adviser to manage a portion of the Fund’s assets using Relative Value - Credit strategies. CQS (US), LLC is located at 152 West 57th Street, 40th Floor, New York, NY 10019.

D. E. SHAW INVESTMENT MANAGEMENT, L.L.C.

The Board has approved the retention of D. E. Shaw Investment Management, L.L.C. as a sub-adviser to manage a portion of the Fund’s assets using Global Macro strategies. D. E. Shaw Investment Management, L.L.C. is located at 1166 Avenue of the Americas, Ninth Floor, New York, NY 10036.

ELLINGTON MANAGEMENT GROUP, L.L.C.

The Board has approved the retention of Ellington Management Group, L.L.C. as a sub-adviser to manage a portion of the Fund’s assets using Global Macro strategies. Ellington Management Group, L.L.C. is located at 53 Forest Avenue, Old Greenwich, CT 06612.

GOLDMAN SACHS ASSET MANAGEMENT, L.P.

The Board has approved the retention of Goldman Sachs Asset Management, L.P. as a sub-adviser to manage a portion of the Fund’s assets using Global Macro strategies. Goldman Sachs Asset Management, L.P. is located at 200 West Street, New York, NY 10282.

J.P. MORGAN INVESTMENT MANAGEMENT INC.

The Board has approved the retention of J.P. Morgan Investment Management Inc. as a sub-adviser to manage a portion of the Fund’s assets using Equity Hedge strategies. J.P. Morgan Investment Management Inc. is located at 270 Park Avenue, New York, NY 10017.

MATLINPATTERSON -- MPAM CREDIT TRADING PARTNERS L.P.

The Board has approved the retention of MPAM Credit Trading Partners L.P. as a sub-adviser to manage a portion of the Fund’s assets using Relative Value – Credit strategies. MPAM Credit Trading Partners L.P. is located at 600 Superior Avenue East, Suite 2550, Cleveland, OH 44114.

Otter Creek Advisors, LLC

The Board has approved the retention of Otter Creek Advisors, LLC as a sub-adviser to manage a portion of the Fund’s assets using Equity Hedge strategies. Otter Creek Advisors, LLC is located at 222 Lakeview Avenue Suite 1100, West Palm Beach, FL 33401.

PANAGORA Asset Management, Inc.

The Board has approved the retention of PanAgora Asset Management, Inc. as a sub-adviser to manage a portion of the Fund’s assets using Relative Value – Equity strategies. PanAgora Asset Management, Inc. is located at 470 Atlantic Avenue, 8th Floor, Boston, MA 02210.

SANTA FE PARTNERS LLC

The Board has approved the retention of Santa Fe Partners LLC as a sub-adviser to manage a portion of the Fund’s assets using Relative Value – Equity strategies. Santa Fe Partners LLC is located at 1512 Pacheco Street, Suite D202, Santa Fe, NM 87505.

WHITEBOX ADVISORS LLC

The Board has approved the retention of Whitebox Advisors LLC as a sub-adviser to manage a portion of the Fund’s assets using Relative Value – Equity strategies. Whitebox Advisors LLC is located at 3033 Excelsior Boulevard, Minneapolis, MN 55416.

YORK REGISTERED HOLDINGS, L.P.

The Board has approved the retention of York Registered Holdings, L.P. as a sub-adviser to manage a portion of the Fund’s assets using Event Driven – Equity strategies. York Registered Holdings, L.P. is located at 767 Fifth Avenue, New York, NY 10153.

The “For More Information - Annual and Semi-Annual Reports” section on page 55 of the Prospectus is hereby amended to add the following:

In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

The “For More Information - Statement of Additional Information (“SAI”) section on page 55 of the Prospectus is hereby amended to add the following:

You can also access and download the SAI and future annual and semi-annual reports at the Fund’s website: http://www.ardenfunds.com.

The table in the section titled “Sub-Advisers and Sub-Advisory Agreements” on page 30 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

Sub-Advisers AND SUB-Advisory Agreements

The Adviser has retained the following Sub-Advisers with respect to the Fund pursuant to separate sub-advisory agreements with each Sub-Adviser (“Sub-Advisory Agreements”). The fee paid to each Sub-Adviser by the Adviser is governed by its respective Sub-Advisory Agreement. Information relating to individual Sub-Advisers (including the total assets under that organization’s management) has been provided below by each Sub-Adviser.

Investment Strategy	Sub-Adviser	Total Sub-Adviser Assets Under Management (as of March 31, 2015)
Relative Value – Equity and Tactical (Portfolio Hedging)	Achievement Asset Management LLC	$1.98 billion
Relative Value – Equity	Algert Global LLC	$489.6 million
Event Driven – Equity	Babson Capital Management LLC	$206.8 billion
Event Driven – Credit	Canyon - River Canyon Fund Management LLC	$23.7 billion
Equity Hedge	Chilton Investment Company, LLC	$2.3 billion
Relative Value – Credit	CQS (US), LLC	$13.6 billion

Investment Strategy	Sub-Adviser	Total Sub-Adviser Assets Under Management (as of March 31, 2015)
Global Macro	D. E. Shaw Investment Management, L.L.C.	$37.0 billion
Global Macro	Ellington Management Group, L.L.C.	$6.1 billion
Global Macro	Goldman Sachs Asset Management, L.P.	$1.02 trillion
Equity Hedge	J.P. Morgan Investment Management Inc.	$1.8 trillion
Relative Value – Credit	MatlinPatterson-MPAM Credit Trading Partners L.P.	$7.2 billion
Equity Hedge	Otter Creek Advisors, LLC	$225.1 million
Relative Value – Equity	PanAgora Asset Management, Inc.	$39.3 billion
Relative Value – Equity	Santa Fe Partners LLC	$400 million
Relative Value – Equity	Whitebox Advisors LLC	$4.23 billion
Event Driven – Equity	York Registered Holdings, L.P.	$26.2 billion